COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans			$ 362
Restricted cash			$ 0	$ 62
Royalty Percentage			5.00%
Accrued Royalties			$ 2,444
Amount of claim			0
Annual Management Fee				180
Rent expenses			3,678	$ 3,528	$ 3,325
Shagrir Systems Limited [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans			3,414
Amount of claim			$ 378
Pointer Brazil [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Payments for Legal Settlements		$ 398
Litigation Settlement Interest		1,669
Litigation Settlement, Expense		2,067
Loss Contingency Accrual, Provision		$ 82
Loss Contingency, Settlement Agreement, Terms		14 years
Litigation Reduction Percentage		43.00%
Loss Contingency, Loss in Period	$ 9,900